CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 376,840	$ 668,326
Accounts receivable, net	1,843,415	343,709
Inventory	1,558,719	1,363,443
Prepaid expenses and other current assets	75,923	628,675
Total current assets	3,854,897	3,004,153
Restricted Cash	209,360	133,198
Property and equipment, net	4,530	4,587
Patents, net	1,070,588	1,211,765
Trademarks, net	0	6,849
Goodwill	3,474,502	3,474,502
Total assets	8,613,877	7,835,054
Current Liabilities:
Accounts payable and accrued expenses	1,623,046	1,922,285
Debt	1,336,819	4,263,002
Derivative liabilities	6,199,021	1,569,522
Total current liabilities	9,158,886	$ 7,754,809
Commitments and Contingencies (Note 7)
Stockholders' Equity
Common Stock, $0.001 par value, 300,000,000 and 120,000,000 shares authorized, 111,434,284 and 48,622,675 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively	111,434	$ 48,623
Preferred Stock – Series B (liquidation preference of $4 per share), $0.001 par value, 2,750,000 shares authorized, 1,317,870 and 1,490,995 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively	1,318	1,491
Preferred Stock – Series C (liquidation preference $100 per share), $0.001 par value, 150,000 and 0 shares authorized, 48,853 and 0 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively	49	0
Additional paid in capital	29,690,834	18,388,212
Accumulated deficit	(30,348,644)	(18,358,081)
Total Stockholders’ (Deficit) Equity	(545,009)	80,245
Total Liabilities and Stockholders’ (Deficit) Equity	$ 8,613,877	$ 7,835,054